Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2023
Remeasurements of defined benefit plans [member]
Statement [Line Items]
Movement of Reserves
The movements of remeasurements of the defined benefit plans reserve for the fiscal years ended March 31, 2023, 2022 and 2021 were as follows:

	For the fiscal year ended March 31,
	2023	2022	2021

	(In millions)
At beginning of period	¥197,310	¥214,411	¥(2,553)
Gains (losses) arising during the period, before tax	7,417	33,081	327,681
Income tax (expense) benefit for changes arising during the period	(2,288)	(10,027)	(100,427)
Amount attributable to non-controlling interests	(9)	31	26
Share of other comprehensive income (loss) of associates and joint ventures	33	911	1,096
Transfer from other reserves to retained earnings	(42,879)	(41,097)	(11,412)

At end of period	¥159,584	¥197,310	¥214,411

Available-for-sale financial assets [member]
Statement [Line Items]
Movement of Reserves
The movements of the financial instruments at FVOCI reserve for the fiscal years ended March 31, 2023, 2022 and 2021 were as follows:

	For the fiscal year ended March 31,
	2023	2022	2021

	(In millions)
At beginning of period	¥1,808,222	¥2,106,255	¥1,500,013
Gains (losses) arising during the period, before tax	(264,309)	(410,631)	996,972
Income tax (expense) benefit for changes arising during the period	81,384	125,617	(304,515)
Reclassification adjustments for (gains) losses included in net profit, before tax	94,803	113,334	(79,711)
Income tax (expense) benefit for reclassification adjustments	(29,040)	(34,705)	24,409
Amount attributable to non-controlling interests	15	3	4
Share of other comprehensive income (loss) of associates and joint ventures	(3,980)	(1,746)	5,751
Transfer from other reserves to retained earnings	(111,902)	(89,905)	(36,668)

At end of period	¥1,575,193	¥1,808,222	¥2,106,255

Exchange differences on translating foreign operations [member]
Statement [Line Items]
Movement of Reserves
The movements of exchange differences on translating the foreign operations reserve for the fiscal years ended March 31, 2023, 2022 and 2021 were as follows:

	For the fiscal year ended March 31,
	2023	2022	2021

	(In millions)
At beginning of period	¥540,242	¥113,646	¥28,260
Gains (losses) arising during the period, before tax	304,252	404,292	86,842
Income tax (expense) benefit for changes arising during the period	2,509	(8,875)	(3,784)
Reclassification adjustments for (gains) losses included in net profit, before tax	5,385	192	446
Income tax (expense) benefit for reclassification adjustments	(1,649)	(59)	(137)
Amount attributable to non-controlling interests	(311)	(1,624)	(469)
Share of other comprehensive income (loss) of associates and joint ventures	34,362	32,670	2,488

At end of period	¥884,790	¥540,242	¥113,646

Own credit on financial liabilities designated at fair value through profit or loss reserve [Member]
Statement [Line Items]
Movement of Reserves
The movements of own credit on financial liabilities designated at fair value through profit or loss reserve for the fiscal years ended March 31, 2023, 2022 and 2021 were as follows:

	For the fiscal year ended March 31,
	2023	2022	2021

	(In millions)
At beginning of period	¥520	¥(3,455)	¥—
Gains (losses) arising during the period, before tax	12,847	5,729	(4,981)
Income tax (expense) benefit for changes arising during the period	(3,934)	(1,754)	1,526

At end of period	¥9,433	¥520	¥(3,455)

Common stock [Member]
Statement [Line Items]
Number of Shares
Common Stock
The changes in the number of issued shares of common stock and common stock held by the Company or its subsidiaries during the fiscal years ended March 31, 2023, 2022 and 2021 were as follows:

	For the fiscal year ended March 31,
	2023		2022		2021
	Outstanding	In treasury	Outstanding	In treasury	Outstanding	In treasury
At beginning of period	1,374,362,102	3,542,321	1,374,040,061	3,612,302	1,373,171,556	3,645,043
Net change	329,092	26,528,329	322,041	(69,981)	868,505	(32,741)

At end of period	1,374,691,194	30,070,650	1,374,362,102	3,542,321	1,374,040,061	3,612,302

Preferred stock [Member]
Statement [Line Items]
Number of Shares
Preferred Stock
The following table shows the number of shares of preferred stock at March 31, 2023 and 2022.

	At March 31, 2023		At March 31, 2022
	Authorized	Issued	Authorized	Issued
Type 5 preferred stock	167,000	—	167,000	—
Type 7 preferred stock	167,000	—	167,000	—
Type 8 preferred stock	115,000	—	115,000	—
Type 9 preferred stock	115,000	—	115,000	—